Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2021
Disclosure Of Intangible Assets And Goodwill [Abstract]
Intangible assets and goodwill

9.	Intangible assets and goodwill:

	Non-compete	Customer	Farmer		License	Website and	Computer		Intangible
	agreements	relationships	relationships	Patents	agreements	trademarks	software	Tradenames	assets	Goodwill	Total

Cost:

Balance as at March 31, 2019	$400,000	$4,100,000	$—	$360,820	$5,051,643	$—	$373,100	$—	$10,285,563	$6,750,626	$17,036,189
Additions through a business acquisition (note 4)	—	9,173,116	12,208,918	—	—	—	—	—	21,382,034	115,817,746	137,199,780
Additions	—	—	—	—	61,455	119,616	—	—	181,071	—	181,071
Effect of movements in exchange rates	—	642,160	854,680	—	—	—	—	—	1,496,840	8,107,771	9,604,611
Balance as at March 31, 2020	400,000	13,915,276	13,063,598	360,820	5,113,098	119,616	373,100	—	33,345,508	130,676,143	164,021,651

Additions through a business acquisition (note 4)	—	—	—	—	—	—	—	28,386,625	28,386,625	28,990,097	57,376,722
Additions	—	—	—	—	—	—	515,412	—	515,412	—	515,412
Effect of movements in exchange rates	—	—	—	—	—	—	—	(292,716)	(292,716)	(299,196)	(591,912)
Balance as at March 31, 2021	$400,000	$13,915,276	$13,063,598	$360,820	$5,113,098	$119,616	$888,512	$28,093,909	$61,954,829	$159,367,044	$221,321,873

Accumulated amortization:

Balance as at March 31, 2019	$400,000	$1,330,771	$—	$360,820	$533,278	$—	$10,096	$—	$2,634,965	$—	$2,634,965
Amortization for the year	—	1,030,433	2,745,599	—	1,145,681	4,578	74,619	—	5,000,910	—	5,000,910
Impairment loss	—	—	—	—	—	—	—	—	—	85,548,266	85,548,266
Effect of movements in exchange rates	—	33,923	157,423	—	—	—	—	—	191,346	2,794,703	2,986,049
Balance as at March 31, 2020	400,000	2,395,127	2,903,022	360,820	1,678,959	4,578	84,715	—	7,827,221	88,342,969	96,170,190

Amortization for the year	—	8,977,462	9,200,145	—	1,222,800	26,267	288,384	252,620	19,967,678	—	19,967,678
Impairment loss	—	—	—	—	—	—	—	—	—	35,567,246	35,567,246
Effect of movements in exchange rates	—	593,467	960,431	—	—	—	—	(937)	1,552,961	3,482,303	5,035,264
Balance as at March 31, 2021	$400,000	$11,966,056	$13,063,598	$360,820	$2,901,759	$30,845	$373,099	$251,683	$29,347,860	$127,392,518	$156,740,378

Net carrying amounts:

March 31, 2020	$—	$11,520,149	$10,160,576	$—	$3,434,139	$115,038	$288,385	$—	$25,518,287	$42,333,174	$67,851,461
March 31, 2021	—	1,949,220	—	—	2,211,339	88,771	515,413	27,842,226	32,606,969	31,974,526	64,581,495

Amortization expense has been recorded in the following accounts in the consolidated statements of loss and comprehensive loss:

	Years ended
	March 31,	March 31,
	2021	2020

Cost of sales	$1,192,524	$40,384
Selling, general and administrative expenses	18,775,154	4,960,526
	$19,967,678	$5,000,910

An impairment test of goodwill is performed on an annual basis, or more frequently if an impairment indicator is triggered. Impairment is determined by assessing the recoverable amount of the group of CGUs to which goodwill is allocated and comparing it to the CGUs’ carrying amount. For the purpose of impairment testing, this represents the lowest level within the Corporation at which the goodwill is monitored for internal management purposes.

The aggregate amount of goodwill is allocated to each CGU as follows:

	March 31,	March 31,
	2021	2020

Biodroga	$3,283,626	$3,283,626
SugarLeaf	—	39,049,548
Sprout Foods	28,690,900	—
	$31,974,526	$42,333,174
(a)	Annual impairment testing of Biodroga:

The Corporation performed its annual impairment testing of the Biodroga goodwill as at March 31, 2021. The recoverable amount of Biodroga operations CGU was determined using the value-in-use basis and was determined to be higher than the carrying value.  no impairment expense was recorded in the year ended March 31, 2021.  For the year ended March 31, 2020, the recoverable amount of Biodroga operations CGU was determined using the value-in-use basis and was determined to be lower than the carrying value testing of Biodroga and resulted in an impairment of goodwill of $3,467,000.

The value-in-use of the CGU was estimated using discounted cash flow forecasts with a pre-tax discount rate of 11.75% (2020 – 14.25%). The discount rate represents the WACC for comparable companies operating in similar industries as the CGU, based on publicly available information. Determination of the WACC requires separate analysis of the cost of equity and debt, and considers a risk premium based on an assessment of risks related to the projected cash flows of the CGU.

Cash flows were projected based on past experience, actual operating results and the three-year business plan including a terminal growth rate of 2.5% (2020 – 2.0%).

The assumptions used by the Corporation in the cash flow forecast discounting model are classified as Level 3 in the fair value hierarchy, signifying that they are not based on observable market data. The model is particularly sensitive to the future expected cash flows in the upcoming periods, should these not be realized, an impairment loss may be needed in future periods.

(b)	Accelerated amortization and impairment of SugarLeaf Labs:
(i)	Fiscal year 2020

During the third quarter of fiscal year 2020, Management determined there was an impairment indicator due to a decline in hemp derived CBD refined oil pricing as well as a decrease in forecasted sales volumes for the SugarLeaf CGU. The recoverable amount of the SugarLeaf CGU was determined using the value-in-use basis and was determined to be lower than the carrying value, resulting in a goodwill impairment loss of $44,096,585. During the fourth quarter of 2020, the hemp derived CBD refined oil pricing continued to face a decline and the forecasted sales volume continued to decrease. As a result, during the fourth quarter of 2020, the Corporation recorded an additional goodwill impairment loss of $37,984,681 as it concluded that the recoverable amount based on the value in use was less than the carrying value of the CGU.

The value in use was then estimated using discounted cash flow forecasts with a pre-tax discount rate of 18% for the third and fourth quarter impairment tests. The discount rate represents the weighted average cost of capital ("WACC") for comparable companies operating in similar industries as the CGU, based on publicly available information. Determination of the WACC requires separate analysis of the cost of equity and debt, and considers a risk premium based on an assessment of risk related to the projected cash flows of the CGU. The recoverable amount of the SugarLeaf CGU at March 31, 2020 was $69,395,970.

(ii)	Fiscal year 2021

During the 2021 fiscal year, as a result of the COVID-19 pandemic, the Company was forced to furlough a number of SugarLeaf employees. During the quarter ended December 31, 2020, the downturn in oil prices for cannabis persisted (as was the case for March 2020), and the commercial viability of the SugarLeaf CGU was reviewed.

Management noted that the customers for which a customer relationship intangible asset was acquired with the SugarLeaf CGU had ceased placing orders and there were minimal active business relationships with these customers. As the CGU is no longer viable given declining pricing and demand, the Corporation will not benefit from these relationships and thus decided to take accelerated amortization for this intangible asset, in the amount of $7,673,486 during the year ended March 31, 2021.

Also, Neptune is not currently producing or selling any products resulting from the farmer relationships acquired with the SugarLeaf CGU. Furthermore, SugarLeaf does not currently have any contracts with customers and there is no commercial viability to these supplier relationships with the farmers. Neptune will not realize future economic benefits from these relationships and thus, Management decided to take accelerated amortization for this intangible asset, in the amount of $6,279,833 during the year ended March 31, 2021.

Amortization charges are recorded in selling, general and administrative expenses.

As a result of the above events, Management determined there was an impairment indicator during the quarter ended December 31, 2020. The recoverable amount of SugarLeaf has been estimated using the greater of the fair value less cost of disposal (“FVLCD”) and value-in-use (“VIU”) methodologies, as discussed under IAS 36. A recoverable amount was determined for the SugarLeaf CGU, based on a FVLCD of $7.5 million. Consequently, Neptune recorded an impairment loss on goodwill in the amount of $35,567,246.

The remaining excess of carrying value of the SugarLeaf CGU over its FVLCD was allocated on a pro-rata basis to the other assets of the CGU resulting in impairment charges of $1,998,497 and $142,345 for property, plant and equipment and right-of-use assets respectively for the year ended March 31, 2021, compared to nil for the year ended March 31, 2020.